Rule 497(d)
                                                    Registration Nos. 333-74123
                                                                      333-64873


                           TAX EXEMPT SECURITIES TRUST
                               NATIONAL TRUST 234
                              NEW JERSEY TRUST 137


Supplement dated April 14, 1999 to Prospectus dated April 8, 1999

         Effective immediately the example given in the Fee Table on page A-4 of the prospectus for National Trust 234 is replaced and should read as follows:


                                     EXAMPLE

                                                                                                   Cumulative Expenses
                                                                                                     Paid for Period
                                                                             -------------------------------------------------------
                                                                                    1           3               5              10
                                                                                  Year         Years           Years           Years
                                                                             ------------    ---------       ---------      --------

An investor would pay the following expenses and
charges on a $10,000 investment, assuming the Trust's
estimated operating expense ratio of .188% and 5%
annual return on the investment throughout
the periods................................................................  $488             $528              $571            $699

         Effective immediately the Example given in the Fee Table on page A-5 of the prospectus for New Jersey Trust 137 is replaced and should read as follows:


                                     EXAMPLE

                                                                                                   Cumulative Expenses
                                                                                                     Paid for Period
                                                                             -------------------------------------------------------
                                                                                    1           3               5              10
                                                                                  Year         Years           Years           Years
                                                                             ------------    ---------       ---------      --------

An investor would pay the following expenses and
charges on a $10,000 investment, assuming the Trust's
estimated operating expense ratio of .183% and 5%
annual return on the investment throughout
the periods................................................................  $488             $526              $568            $693



827138.1

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